Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Muhlenkamp Fund
Shareholder Report [Line Items]
Fund Name	Muhlenkamp Fund
Class Name	Muhlenkamp Fund
Trading Symbol	MUHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Muhlenkamp Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://muhlenkamp.com/. You can also request this information by contacting us at 1-800-860-3863.
Additional Information Phone Number	1-800-860-3863
Additional Information Website	https://muhlenkamp.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Muhlenkamp Fund	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
On average during the year the Fund was overweight Industrials, Energy, Financials, and Materials and underweight Information Technology, Health Care, Consumer Discretionary, Communication Services, Consumer Staples, Utilities, and Real Estate relative to the sector weighting of our benchmark, the S&P 500 Index. On average during the year the Fund held 10.74% cash.
The total underperformance of 0.06% is due to asset allocation. Stock selection resulted in 6.60% of relative outperformance. In plain English, there was no meaningful difference between our performance and our benchmark’s performance. The S&P 500’s return in 2025 was driven by technology companies involved in deploying artificial intelligence products. Our return was driven by our gold-related holdings (see next paragraph). Coincidentally, both approaches arrived at nearly the same performance by the end of the year.
The top three contributors to the Fund’s performance in 2025 were Newmont Corporation (NEM), which was up 172.78% for the year and added 5.78% to Fund performance, Agnico Eagle Mines (AEM), which was up 119.50% for the year and added 3.85% to Fund performance, and Royal Gold Inc. (RGLD), which was up 70.45% for the year and added 2.58% to Fund performance. The three positions which detracted the most from Fund performance were UnitedHealth Group Inc. (UNH), which fell by 38.18% and reduced the Fund’s return by 1.46%; Dow Inc. (DOW), which fell by 36.86% and reduced the Fund’s return by 1.21%; and Celanese Corp. (CE), which fell by 22.37% and reduced the Fund’s returns by 0.74%. Options were not employed by the Fund this year. At year end, the Fund held three foreign based companies: Agnico Eagle Mines LTD (AEM) based in Canada, Tencent Holdings ADR (TCEHY) based in China, and Icon PLC (ICLR) based in Ireland.
Economically, 2025 was benign. U.S. CPI inflation was between 2.4% and 3.0% throughout the year and ended in the middle of that range at 2.7%. Real GDP growth was -0.60% in the first quarter, 3.80% in the second quarter, and 4.30% in the third quarter (fourth quarter numbers have not yet been released). The U-3 unemployment rate began the year at 4.0% and rose to 4.4% by the end of the year. The rising unemployment and acceptable inflation rates prompted the Federal Reserve to cut the Federal Funds Rate by 0.25% in September, October, and December. The Federal Reserve continued to shrink its balance sheet until early December, at which time they announced they would begin expanding the balance sheet again at a rate of up to $40 billion per month. Tariffs announced by the Trump Administration in April created short-term volatility in asset markets but it’s hard to find their impact in the economic figures and the market impact was gone by mid-year.
Management’s primary strategy of purchasing undervalued securities resulted in our slight underperformance relative to the S&P 500 during 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Muhlenkamp Fund	17.82	14.60	9.63
S&P 500 TR	17.88	14.42	14.82
CONSUMER PRICE INDEX-CPI - UNADJUSTED IDX	2.68	4.46	3.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://muhlenkamp.com/ for more recent performance information.
Net Assets	$ 248,584,771
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 2,362,047
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$248,584,771
Number of Holdings	24
Net Advisory Fee	$2,362,047
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)*

Top Sectors	(%)
Materials	25.6%
Industrials	18.1%
Financials	13.9%
Information Technology	10.9%
Energy	9.3%
Health Care	8.6%
Communication Services	2.8%
Other Sectors	5.3%
Cash & Cash Equivalents	5.5%

Top 10 Issuers	(%)
Newmont Corp.	8.1%
Agnico Eagle Mines Ltd.	6.2%
EQT Corp.	6.2%
Rush Enterprises, Inc.	6.1%
MasTec, Inc.	5.7%
First American Government Obligations Fund	5.5%
Royal Gold, Inc.	5.5%
McKesson Corp.	5.4%
Berkshire Hathaway, Inc.	5.1%
NMI Holdings, Inc.	5.0%

Industry	(%)
Metals & Mining	21.6%
Financial Services	10.0%
Trading Companies & Distributors	9.2%
Oil, Gas & Consumable Fuels	6.2%
Construction & Engineering	5.7%
Health Care Providers & Services	5.4%
Chemicals	4.0%
Software	3.9%
Other Industries	28.5%
Cash & Cash Equivalents	5.5%
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Updated Prospectus Web Address	https://muhlenkamp.com/

[1]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.